Income taxes - Summary of Tabular Form Of Effective Income Tax Reconciliation (Detail) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2022	Apr. 30, 2021	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Statement [Line Items]
Net loss and comprehensive loss for the period before tax					$ (226,559,288)	$ (9,275,962)	$ (4,100,782)
Statutory tax rates					26.50%	26.50%	26.50%
Tax expense (income) at applicable tax rate					$ (60,038,210)	$ (2,458,130)	$ (1,086,707)
Change in unrecognized deferred tax amounts					8,799,310	2,365,715	993,703
Non-deductible item and others					51,238,900	92,415	93,004
Income tax expense	$ 5,000	$ 0	$ 5,000	$ 0	$ 0	$ 0	$ 0